VARIABLE INTEREST ENTITIES (Narrative) (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 22, 2018	Jan. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($) mi	Dec. 31, 2018 CAD ($) mi	Dec. 31, 2017 CAD ($)
Variable Interest Entity [Line Items]
Proceeds from noncontrolling interests, excluding contributed surplus					$ 20,000,000
Proceeds from sale of non-controlling interests				$ 908,600,000	24,100,000
Proceeds from non-controlling interest recorded as contributed surplus					3,000,000
Equity method investment				2,392,400,000	567,000,000
Rile LP [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Estimated project costs					450,000,000
Rile LP [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Estimated project costs					$ 500,000,000
Northwest Hydro Facilities [Member]
Variable Interest Entity [Line Items]
VIE interest sold	35.00%
Proceeds from noncontrolling interests, excluding contributed surplus				420,400,000
Proceeds from sale of non-controlling interests				921,600,000
Proceeds from non-controlling interest recorded as contributed surplus				334,600,000
Northwest Hydro Facilities [Member] | Subsequent Event [Member]
Variable Interest Entity [Line Items]
Proceeds from sale of non-controlling interests		$ 1,370,000,000
Indirect interest percentage		55.00%
Meade Pipeline Co LLC [Member]
Variable Interest Entity [Line Items]
Equity method investment				$ 666,900,000
Equity Method Investment, Ownership Percentage				55.00%
Share of construction costs			$ 446
Central Penn [Member]
Variable Interest Entity [Line Items]
Indirect interest percentage			21.00%	21.00%
Natural Gas Transported, Per Day				1.7
Expected Pipeline Length | mi			185	185
AltaGas LPG [Member] | Rile LP [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage					70.00%
AltaGas LPG [Member] | Vopak [Member]
Variable Interest Entity [Line Items]
VIE ownership percentage					30.00%